Lease agreements - Lease liabilities - Undiscounted future cash flows of lease liabilities (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 8,025
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,581
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,273
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	1,047
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	879
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	763
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	€ 2,482